Property, Plant and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	¥ 5,424,689	¥ 5,028,704
Property, plant and equipment with net book value			$ 26,011,813	¥ 177,163,859	¥ 182,630,671
Collateral Pledged [Member]
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment with net book value				¥ 171,858,548	¥ 176,739,153